Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

NOTE 19 — NET LOSS PER SHARE

The following presents the calculation of basic and diluted loss per share for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
(Loss) income from continuing operations attributable to the Company	$(25,385,426)	$4,284,819	$33,473,969
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Loss from continuing operations attributable to ordinary shareholders	$(520,473,464)	$(335,795,181)	$(17,935,780)

Weighted-average shares outstanding - basic and diluted	138,828,900	137,965,591	134,489,965
Basic and diluted earnings per share	$(3.75)	$(2.43)	$(0.13)

The following table summarizes potential ordinary shares outstanding that were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive:

	2024	2023	2022
Options	32,490,743	30,717,331	28,716,868
RSAs	1,295,450	2,590,897	5,181,794
RSUs	7,694,426	5,006,247	3,448,445
Convertible redeemable preferred shares:
Series A-1	50,997,533	50,997,533	50,997,533
Series A-2	47,849,869	47,849,869	47,849,869
Series A-3	9,503,120	9,503,120	9,503,120
Series B-1	44,047,138	44,047,138	44,047,138
Series B-2	30,539,060	30,539,060	30,539,060
Series B-3	7,054,530	7,054,530	7,054,530
Series C	45,971,348	45,971,348	45,971,348
Series D	43,548,544	39,464,250	37,437,167
Total convertible redeemable preferred shares	279,511,142	275,426,850	273,399,768
Total potential ordinary shares outstanding	320,991,761	313,741,326	310,746,876